Cover	Mar. 31, 2027	Apr. 01, 2026
Document Information [Line Items]
Document Type		8-K
Document Period End Date		Apr. 01, 2026
Entity Registrant Name		BARK, Inc.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-39691
Entity Tax Identification Number		85-1872418
Entity Address, Address Line One		20 Jay Street, Suite 940
Entity Address, City or Town		Brooklyn
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		11201
City Area Code		855
Local Phone Number		501-2275
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Entity Central Index Key		0001819574
Amendment Flag		false
Current Fiscal Year End Date	--03-31
Common Stock, par value $0.0001
Document Information [Line Items]
Title of 12(b) Security		Common Stock, par value $0.0001
Trading Symbol		BARK
Security Exchange Name		NYSE